Stock-based compensation - Restricted share units (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Stock-based compensation
Total unrecognized non-cash stock-based compensation expense relating to unvested RSUs granted		$ 1.1
RSU
Stock-based compensation
Number of shares awarded | shares	120,065	69,102
Stock-based compensation expense	$ 1.0	$ 0.6
Total unrecognized non-cash stock-based compensation expense relating to unvested RSUs granted	$ 1.5
Unrecognized non-cash stock-based compensation expected to recognize over a weighted average period (in years)	1 year 9 months 18 days
Value of the stock unit liability	$ 1.8	0.8
Value of stock unit liability, current	$ 0.8	$ 0.0